SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2020
SEGMENT REPORTING
Schedule of company's segment information classified according to the business segments

	Business Segments
	2020
		North America	South America	Special Steel	Eliminations and
	Brazil Operation	Operation	Operation	Operation	Adjustments	Consolidated
Net sales	17,752,823	17,458,318	3,831,406	6,096,471	(1,324,357)	43,814,661
Cost of sales	(14,179,991)	(16,212,757)	(3,015,189)	(5,794,666)	1,318,501	(37,884,102)
Gross profit	3,572,832	1,245,561	816,217	301,805	(5,856)	5,930,559
Selling, general and administrative expenses	(562,019)	(476,518)	(116,479)	(179,822)	(195,547)	(1,530,385)
Other operating income (expenses)	31,500	97,751	16,684	55,097	916,667	1,117,699
Impairment of non-financial assets	-	(342,355)	-	(69,570)	-	(411,925)
Impairment of financial assets	(23,177)	(36,286)	(2,436)	(2,233)	-	(64,132)
Equity in earnings of unconsolidated companies	(1,287)	23,512	99,341	8,899	22,104	152,569
Operational income before financial income (expenses) and taxes	3,017,849	511,665	813,327	114,176	737,368	5,194,385
Financial result, net	(442,972)	(206,405)	(60,787)	(215,433)	(773,110)	(1,698,707)
Income (Loss) before taxes	2,574,877	305,260	752,540	(101,257)	(35,742)	3,495,678
Income and social contribution taxes	(652,126)	(178,447)	(195,440)	13,229	(94,840)	(1,107,624)
Net income (Loss)	1,922,751	126,813	557,100	(88,028)	(130,582)	2,388,054

Supplemental information:
Net sales between segments	1,149,618	60,370	41	114,328	-	1,324,357

Depreciation/amortization	1,135,294	777,369	142,143	444,298	-	2,499,104

Investments in associates and joint ventures	10,186	908,338	976,046	231,152	145,907	2,271,629
Total assets	21,099,735	18,583,439	5,448,922	11,233,676	6,757,237	63,123,009
Total liabilities	7,469,541	5,261,820	1,360,098	1,994,575	15,951,765	32,037,799

	Business Segments
	2019
		North America	South America	Special Steel	Eliminations and
	Brazil Operation	Operation	Operation	Operation	Adjustments	Consolidated
Net sales	16,122,171	14,656,028	3,259,253	6,701,900	(1,095,342)	39,644,010
Cost of sales	(14,363,253)	(13,351,209)	(2,762,157)	(6,167,502)	1,203,395	(35,440,726)
Gross profit	1,758,918	1,304,819	497,096	534,398	108,053	4,203,284
Selling, general and administrative expenses	(539,344)	(444,326)	(119,627)	(170,170)	(156,989)	(1,430,456)
Other operating income (expenses)	295,818	44,660	17,416	35,571	55,734	449,200
Impairment of financial assets	(2,012)	(14,612)	(1,906)	(2,513)	-	(21,044)
Equity in earnings of unconsolidated companies	(828)	(110,959)	66,468	6,776	21,493	(17,050)
Operational income before financial income (expenses) and taxes	1,512,552	779,582	459,447	404,062	28,291	3,183,934
Financial result, net	(520,821)	(99,029)	(163,459)	(109,116)	(616,789)	(1,509,214)
Income (Loss) before taxes	991,731	680,553	295,988	294,946	(588,498)	1,674,720
Income and social contribution taxes	(214,400)	(188,458)	(100,341)	(60,749)	106,115	(457,833)
Net income (Loss)	777,331	492,095	195,647	234,197	(482,383)	1,216,887

Supplemental information:
Net sales between segments	920,659	62,196	-	112,487	-	1,095,342

Depreciation/amortization	1,008,713	571,015	120,462	374,105	-	2,074,295

Investments in associates and joint ventures	11,472	681,807	748,392	224,201	146,527	1,812,399
Total assets	17,195,824	15,178,053	4,562,604	8,597,180	8,469,309	54,002,970
Total liabilities	4,686,686	4,506,771	996,876	1,604,885	15,034,625	26,829,843

	Business Segments
	2018
		North America	South America	Special Steel	Eliminations and
	Brazil Operation	Operation	Operation	Operation	Adjustments	Consolidated
Net sales	15,745,161	19,927,390	3,801,210	8,158,626	(1,472,909)	46,159,478
Cost of sales	(13,044,433)	(18,164,834)	(3,230,952)	(7,064,608)	1,494,727	(40,010,100)
Gross profit	2,700,728	1,762,556	570,258	1,094,018	21,818	6,149,378
Selling, general and administrative expenses	(569,595)	(602,351)	(132,245)	(180,251)	(168,438)	(1,652,880)
Other operating income (expenses)	(33,814)	19,114	(11,421)	10,081	(18,952)	(34,992)
Impairment of financial assets	5,564	(5,230)	(4,462)	(5,786)	-	(9,914)
Gains and losses on assets held for sale and sales of interest in subsidiaries	-	-	-	-	(414,507)	(414,507)
Equity in earnings of unconsolidated companies	(1,700)	(77,872)	51,648	15,629	22,436	10,141
Operational (Loss) income before financial income (expenses) and taxes	2,101,183	1,096,217	473,778	933,691	(557,643)	4,047,226
Financial result, net	(442,966)	(37,351)	(117,270)	(112,109)	(1,180,099)	(1,889,795)
Income (Loss) before taxes	1,658,217	1,058,866	356,508	821,582	(1,737,742)	2,157,431
Income and social contribution taxes	(410,651)	(224,897)	(86,667)	(191,386)	1,082,552	168,951
Net income (Loss)	1,247,566	833,969	269,841	630,196	(655,190)	2,326,382

Supplemental information:
Net sales between segments	1,280,770	84,335	4,988	102,816	-	1,472,909

Depreciation/amortization	951,826	511,154	88,537	340,297	-	1,891,814

Investments in associates and joint ventures	3,250	301,271	701,233	213,899	148,149	1,367,802
Total assets	17,473,039	14,659,926	4,421,487	8,825,830	5,900,747	51,281,029
Total liabilities	8,072,380	4,935,210	1,053,007	1,736,085	9,545,776	25,342,458

Schedule of company's geographic information classified according to the geographical region

					Geographic Area
	Brazil	Latin America (1)	North America (2)	Europe/Asia	Consolidated
	2020	2020	2020	2020	2020
Net sales	18,798,384	4,996,434	20,019,843	-	43,814,661
Total assets	28,752,629	7,042,462	27,327,918	-	63,123,009

					Geographic Area
	Brazil	Latin America (1)	North America (2)	Europe/Asia	Consolidated
	2019	2019	2019	2019	2019
Net sales	17,573,278	4,201,165	17,869,567	-	39,644,010
Total assets	26,124,159	5,781,527	22,097,284	-	54,002,970

					Geographic Area
	Brazil	Latin America (1)	North America (2)	Europe/Asia	Consolidated
	2018	2018	2018	2018	2018
Net sales	17,284,473	4,785,281	23,524,381	565,343	46,159,478
Total assets	26,283,287	5,251,637	19,746,105	-	51,281,029
(1)	Does not include operations of Brazil
(2)	Does not include operations of Mexico